Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Timing of Grants of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information. The Company does not have a formal policy regarding the timing of awards of stock options in relation to the disclosure of material nonpublic information by the Company. However, the Company’s long-standing historical practice has been to make annual grants of equity awards, including all stock option awards, in connection with our regularly scheduled first quarter meeting of the MD&C Committee and the Board. This meeting occurs following the release of the Company’s financial results for the fourth quarter and prior fiscal year, when our stock trading window for designated insiders is typically open. As a result, our stock option awards are made at a time when possession of material nonpublic information is not generally anticipated. Stock options are not granted at any other time of the year, as they are not a component of any off-cycle awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The MD&C Committee granted annual long-term equity incentive awards, including stock options, to designated employees, including our named executives, on March 1, 2024 in accordance with our historical practice, and such equity awards were timely reported on a Current Report on Form 8-K. Additionally, on March 1, 2024, the Company filed a Current Report on Form 8-K to make mandatory disclosure of the election of an additional member of our Board pursuant to Item 5.02; the Company does not deem such disclosure to constitute material nonpublic information
Award Timing Method	The Company does not have a formal policy regarding the timing of awards of stock options in relation to the disclosure of material nonpublic information by the Company. However, the Company’s long-standing historical practice has been to make annual grants of equity awards, including all stock option awards, in connection with our regularly scheduled first quarter meeting of the MD&C Committee and the Board. This meeting occurs following the release of the Company’s financial results for the fourth quarter and prior fiscal year, when our stock trading window for designated insiders is typically open. As a result, our stock option awards are made at a time when possession of material nonpublic information is not generally anticipated. Stock options are not granted at any other time of the year, as they are not a component of any off-cycle awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Company’s long-standing historical practice has been to make annual grants of equity awards, including all stock option awards, in connection with our regularly scheduled first quarter meeting of the MD&C Committee and the Board. This meeting occurs following the release of the Company’s financial results for the fourth quarter and prior fiscal year, when our stock trading window for designated insiders is typically open. As a result, our stock option awards are made at a time when possession of material nonpublic information is not generally anticipated. Stock options are not granted at any other time of the year, as they are not a component of any off-cycle awards.
MNPI Disclosure Timed for Compensation Value	false